CAPITAL MANAGEMENT (Details Narrative) - CAD ($)	Jun. 30, 2024	Jun. 30, 2023
CAPITAL MANAGEMENT
Total shareholders' equity attributable to Cordova shareholders	$ (3,299,990)	$ (1,718,873)